Recently Adopted and New Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2018
Recently Adopted and New Accounting Pronouncements [Abstract]
Key Metrics [text block table]
Key metrics
		IAS 39	IFRS 9
		Dec 31, 2017	Jan 1, 2018 ¹	Impact
IFRS Total shareholders’ equity	in € m	63,174	62,503	(671)
Common Equity Tier 1 capital fully loaded	in € m	48,300	47,907	(393)
Risk Weighted Assets	in € bn	344	345	0.5
Tier 1 Capital fully loaded	in € m	52,921	52,528	(393)
CET 1 Ratio fully loaded	in %	14.0%	13.9%	13.0%[2]
Leverage Exposure	in € bn	1,395	1,395	(0.4)
Leverage Ratio fully loaded	in %	3.8%	3.8%	3.0%[2]
Leverage Ratio phase-in	in %	4.1%	4.1%	3.0%[2]

[1]Pro forma.

2In bps.

Impact on Regulatory Capital, RWA, and Leverage Exposure 1 Fully loaded [text block table]
in € m.	Total shareholders’ equity per accounting balance sheet	Common Equity Tier 1 capital	Tier 1 Capital
Balance as of Dec 31, 2017	63,174	48,300	52,921
IFRS 9 changes from	(870)	(870)	(870)
Classification and Measurement	(193)	(193)	(193)
Impairments	(677)	(677)	(677)
Tax effects from	199	199	199
Classification and Measurement	65	65	65
Impairments	134	134	134
IFRS 9 impact net of tax	(671)	(671)	(671)
Changes to regulatory deductions
Negative amounts resulting from the calculation of expected loss amounts		278	278
Balance as of Jan 1, 2018[1]	62,503	47,907	52,528

[1]Pro forma.

Impact on Regulatory Capital, RWA, and Leverage Exposure 2 Fully loaded [text block table]
in € bn	Risk Weighted Assets	Leverage Exposure
Balance as of Dec 31, 2017	344	1,395
Changes from	0	(0)
DTA RWA / Change of Total Assets	1	(1)
SA RWA/ Lower Deductions	(0)	0
Balance as of Jan 1, 2018[1]	345	1,395
Ratios as of Dec 31, 2017	14.0%	3.8%
Ratios as of Jan 1, 2018[1]	13.9%	3.8%
Change in bps	(13)	(3)

[1]Pro forma.

Impact on Regulatory Capital, RWA, and Leverage Exposure 1 Transitional rules [text block table]
in € m.	Total shareholders’ equity per accounting balance sheet	Common Equity Tier 1 capital	Tier 1 Capital
Balance as of Dec 31, 2017	63,174	50,808	57,631
IFRS 9 changes from	(870)	(870)	(870)
Classification and Measurement	(193)	(193)	(193)
Impairments	(677)	(677)	(677)
Tax effects from	199	199	199
Classification and Measurement	65	65	65
Impairments	134	134	134
IFRS 9 impact net of tax	(671)	(671)	(671)
Changes to regulatory deductions
Negative amounts resulting from the calculation of expected loss amounts		223	278
Balance as of Jan 1, 2018[1]	62,503	50,359[2]	57,238

[1]Pro forma.

[2]Pro forma view considering 80% [p]hase-in according to CRR transitional rules.

Impact on Regulatory Capital, RWA, and Leverage Exposure 2 Transitional rules [text block table]
in € bn	Risk Weighted Assets	Leverage Exposure
Balance as of Dec 31, 2017	343	1,396
Changes from	0	0
DTA RWA / Change of Total Assets	1	0
SA RWA/ Lower Deductions	(0)	0
Balance as of Jan 1, 2018[1]	344	1,396
Ratios as of Dec 31, 2017	14.8%	4.1%
Ratios as of Jan 1, 2018[1]	14.6%	4.1%
Change in bps	(15)	(3)

[1]Pro forma.

Credit Risk Profile by Business Division [text block table]
Main Credit Exposure Categories by Business Divisions

With the introduction of IFRS 9 Deutsche Bank reviewed the way, how the credit risk exposure is presented within the Risk Report The definition of the Main Credit Exposure Categories were expanded and instead of only showing a certain subset of products, it was decided to show all products, regardless of their classification and measurement under IFRS 9 - The below table presents the 2017 comparative amounts for each Main Credit Exposure Category. A description of the categories is included in the Credit Risk Exposure section of the Risk Report.

	Loans		Off-balance sheet		OTC derivatives		Debt securities		Repo and repo- style transactions		Total
	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,
in € m.	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Corporate & Investment Bank	164,163	153,473	217,203	206,021	27,028	30,993	90,062	86,272	76,032	99,335	574,488	576,094
Private & Commercial Bank	269,384	270,398	45,969	46,082	353	422	12,387	14,421	260	835	328,353	332,158
Asset Management	68	87	131	69	0	0	419	106	0	0	618	262
Corporate & Other	216	26	351	159	37	15	39,989	42,187	5,175	4,630	45,768	47,017
Total	433,832	423,984	263,654	252,331	27,417	31,430	142,857	142,986	81,467	104,800	949,227	955,531

Classification and Measurement [text block table]
in € m.	IAS 39 carrying amount Dec 31, 2017 (i)	Reclassi- fications (ii)	Remeasure- ments (iii)	IFRS 9 carrying amount Jan 1, 2018 (iv=i+ii+iii)
Fair Value through Profit or Loss
From Available for Sale (IAS 39)	-	2,535	(3)	-
From Amortized Cost (IAS 39)	-	41,914	(3)	-
To Amortised Cost (IFRS 9)	-	(5,900)	-	-
To Fair Value through Other Comprehensive Income (IFRS 9)	-	(6,508)	-	-
Total Fair Value through Profit or Loss	636,970	32,041	(6)	669,004
Fair Value through Other Comprehensive Income
From Available for Sale (IAS 39)	-	41,219	(104)	-
From Amortized Cost (IAS 39)	-	9,943	64	-
From Fair Value through Profit or Loss (IAS 39)	-	6,508	-	-
To Amortised Cost (IFRS 9)	-	-	-	-
To Fair Value through Profit or Loss (IFRS 9)	-	-	-	-
Total Fair Value through Other Comprehensive Income	-	57,671	(40)	57,631
Amortised Cost
From Amortized Cost (IAS 39)	-	-	-	-
From Available for Sale (IAS 39)	-	5,642	24	-
From Fair Value through Profit or Loss (IAS 39)	-	5,900	(184)	-
To Fair Value through Other Comprehensive Income (IFRS 9)	-	(6,773)	-	-
To Fair Value through Profit or Loss (IFRS 9)	-	(41,914)	-	-
Total Amortised Cost	780,721	(37,145)	(159)	743,417
Tax Assets	8,396	-	230	8,626
Available for Sale (IAS 39)	49,397	(49,397)	-	-
Held to Maturity (IAS 39)	3,170	(3,170)	-	-
Total Financial Asset balances affected by IFRS 9, Reclassifications and Remeasurements	1,478,654	0	24	1,478,678

Impairment [text block table]
in € m.	IAS 39 Allowance for On-and Off- Balance Sheet positions as at Dec 31, 2017 (i)	Changes due to reclassifications (ii)	Changes due to the introduction of the IFRS 9 ECL model (iii)
Fair Value through profit or loss
From available for sale (IAS 39)	-	-	-
From amortized cost (IAS 39)	-	-	-
To amortized cost (IFRS 9)	-	-	-
To fair value through other comprehensive income (IFRS 9)	-	-	-
Total Fair Value through Profit or Loss	-	-	-
Fair Value through other comprehensive income
From available for sale (IAS 39)	-	-	12
From amortized cost (IAS 39)	-	-	0
From fair value through profit or loss (IAS 39)	-	-	-
To amortized cost (IFRS 9)	-	-	-
To fair value through profit or loss (IFRS 9)	-	-	-
Total Fair Value through Other Comprehensive Income	-	-	12
Amortized cost
From amortized cost (IAS 39)	3,856	-	737
From available for sale (IAS 39)	-	-	-
From fair value through profit or loss (IAS 39)	-	-	9
To fair value through other comprehensive income (IFRS 9)	10	(10)	-
To fair value through profit or loss (IFRS 9)	55	(55)	-
Total Amortized Cost	3,921	(65)	746
Total On Balance Sheet Positions affected by IFRS 9 ECL Model	3,921	(65)	758
Off Balance Sheet	285	-	(6)
Total On- and Off Balance Sheet Positions affected by IFRS 9 ECL Model	4,207	(65)	753